Derivative Financial Instruments	12 Months Ended
Mar. 01, 2014
Derivative Financial Instruments
DERIVATIVE FINANCIAL INSTRUMENTS
The notional amounts and fair values of financial instruments outstanding were as follows:

	As at March 1, 2014
Assets (Liabilities)	Notional Amount	Estimated Fair Value
Currency forward contracts - asset	$585	$5
Currency option contracts - asset	186	2
Currency forward contracts - liability	1,304	(26)
Currency option contracts - liability	72	(2)

	As at March 2, 2013
Assets (Liabilities)	Notional Amount	Estimated Fair Value
Currency forward contracts - asset	$2,356	$57
Currency option contracts - asset	309	2
Currency forward contracts - liability	1,332	(24)
Currency option contracts - liability	426	(11)

Foreign Exchange
The Company uses derivative instruments to manage exposures to foreign exchange risk resulting from transactions in currencies other than its functional currency, the U.S. dollar. The Company’s currency risk management objective in holding derivative instruments is to reduce the volatility of current and future income as a result of changes in foreign currency exchange rates. To limit its exposure to adverse movements in foreign currency exchange rates, the Company enters into foreign currency forward and option contracts.
The majority of the Company’s revenues for the fiscal year ended March 1, 2014 were transacted in U.S. dollars. However, portions of the revenues are denominated in Canadian dollars, Euros, and British Pounds. Purchases of raw materials are primarily transacted in U.S. dollars. Other expenses, consisting of the majority of salaries, certain operating costs and manufacturing overhead are incurred primarily in Canadian dollars. The Company enters into forward and option contracts to hedge portions of these anticipated transactions to reduce the volatility on income associated with the foreign currency exposures. The Company also enters into forward and option contracts to reduce the effects of foreign exchange gains and losses resulting from the revaluation of certain foreign currency monetary assets and liabilities. At March 1, 2014 approximately 35% of cash and cash equivalents, 26% of accounts receivables and 12% of accounts payable and accrued liabilities are denominated in foreign currencies (March 2, 2013 – 19%, 29% and 5%).
The Company records all derivative instruments at fair value on the consolidated balance sheets. The fair value of these instruments is calculated based on notional and exercise values, transaction rates, market quoted currency spot rates, forward points, volatilities and interest rate yield curves. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative instrument and whether it is designated as a hedge.
The Company’s accounting policies for these instruments outline the criteria to be met in order to designate a derivative instrument as a hedge and the methods for evaluating hedge effectiveness. Hedge effectiveness is formally assessed, both at hedge inception and on an ongoing basis, to determine whether the derivatives used in hedging transactions are highly effective in offsetting changes in the value of the hedged items. If an anticipated transaction is deemed no longer likely to occur, the corresponding derivative instrument is de-designated as a hedge and any associated deferred gains and losses in accumulated other comprehensive income are recognized in income at that time. Any future changes in the fair value of the instrument are recognized in current income.
For any derivative instruments that do not meet the requirements for hedge accounting, or for any derivative instrument for which hedge accounting is not elected, the changes in fair value of the instruments are recognized in income in the current period and will generally offset the changes in the fair value of the associated asset, liability, or forecasted transaction.
The Company enters into forward and option contracts to hedge exposures relating to foreign currency anticipated transactions. These contracts have been designated as cash flow hedges, with the effective portion of the change in fair value initially recorded in accumulated other comprehensive income and subsequently reclassified to income in the period in which the cash flows from the associated hedged transactions affect income. Any ineffective portion of the change in fair value of the cash flow hedge is recognized in current period income. For fiscal year ended March 1, 2014, there was $4 million in realized losses on forward contracts which were ineffective upon maturity (fiscal year ended March 2, 2013 - $8 million in realized gains). As at March 1, 2014 and March 2, 2013, the outstanding derivatives designated as cash flow hedges were considered to be fully effective. The maturity dates of these instruments range from March 2014 to December 2014. As at March 1, 2014, the net unrealized loss on these forward and option contracts (including option premiums paid) was $8 million (March 2, 2013 - net unrealized loss of $8 million). Unrealized gains associated with these contracts were recorded in other current assets and accumulated other comprehensive income (loss). Unrealized losses were recorded in accrued liabilities and AOCI. Option premiums were recorded in AOCI. As at March 1, 2014, the Company estimates that approximately $8 million of net unrealized losses including option premiums on these forward and option contracts will be reclassified into income within the next twelve months.
The following table shows the fair values of derivative instruments designated as cash flow hedges on the consolidated balance sheets:

	As at
	March 1, 2014		March 2, 2013
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
Currency forward contracts - asset	Other current assets	$—	Other current assets	$13
Currency option contracts - asset	Other current assets	1	Other current assets	2
Currency forward contracts - liability	Accrued liabilities	(7)	Accrued liabilities	(10)
Currency option contracts - liability	Accrued liabilities	(1)	Accrued liabilities	(10)
Currency option contracts - premiums	Accumulated other comprehensive loss	(1)	Accumulated other comprehensive loss	(3)

During fiscal 2014, changes in forecasts and uncertainty in the probability of cash flows caused certain forward and option contracts hedging exposures relating to anticipated foreign currency transactions to no longer qualify for hedge accounting, and the Company de-designated and closed these forward and option contracts. As a result, unrealized losses of $9 million (fiscal 2013 – nil) were transferred from AOCI to selling, marketing and administration.
The following table shows the impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations and the consolidated statements of comprehensive income (loss) for the year ended March 1, 2014:

	Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Currency option contracts	$—	Revenue	$(7)
Currency forward contracts	(1)	Cost of sales	(2)
Currency forward contracts	(2)	Selling, marketing and administration	(4)
Currency forward contracts	(4)	Research and development	(6)
Currency option contracts	(1)	Research and development	—
	Amount of Gain (Loss) Recognized in Income on Derivative Instruments (Ineffective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Ineffective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Ineffective Portion)
Currency forward contracts	$—	Selling, marketing and administration	$(4)
	Amount of Gain (Loss) Recognized in Income on Derivative Instruments (Unqualified Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Unqualified Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Unqualified Portion)
Currency forward contracts	$—	Selling, marketing and administration	$(9)

The following table shows the impact of derivative instruments designated as cash flow hedges on the consolidated statement of operations for the year ended March 2, 2013:

	Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Currency forward contracts	$7	Revenue	$52
Currency option contracts	(10)	Revenue	(5)
Currency forward contracts	(1)	Cost of sales	5
Currency option contracts	—	Cost of sales	—
Currency forward contracts	(2)	Selling, marketing and administration	5
Currency option contracts	—	Selling, marketing and administration	—
Currency forward contracts	(1)	Research and development	11
Currency option contracts	(1)	Research and development	(1)

	Amount of Gain (Loss) Recognized in Income on Derivative Instruments (Ineffective Portion)	Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Ineffective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Ineffective Portion)
Currency forward contracts	$—	Selling, marketing and administration	$8

In addition to the outstanding forward and option contracts hedging exposures relating to anticipated foreign currency transactions that no longer qualify for hedge accounting, the Company has also entered into other forward and option contracts hedging anticipated foreign currency transactions on which it did not apply hedge accounting. Any realized and unrealized gains and losses on these contracts are recognized in income each period. The maturity dates of these instruments range from March 2014 to July 2014. As at March 1, 2014, there were unrealized losses (net of premium paid) of $6 million recorded in respect of these instruments (March 2, 2013 - no unrealized gains or losses). Unrealized gains associated with these contracts were recorded in other current assets and selling, marketing and administration expenses. Unrealized losses were recorded in accrued liabilities and selling, marketing and administration expenses.
The following table shows the fair values of derivative instruments hedging anticipated foreign currency transactions on which the Company did not or could not apply hedge accounting on the consolidated balance sheets:

As at
	March 1, 2014		March 2, 2013
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
Currency forward contracts - asset	Other current assets	$—	Other current assets	$—
Currency option contracts - asset	Other current assets	—	Other current assets	—
Currency forward contracts - liability	Accrued liabilities	(4)	Accrued liabilities	—
Currency option contracts - liability	Accrued liabilities	—	Accrued liabilities	—

As part of its currency risk management strategy, the Company may maintain net monetary asset and/or liability balances in foreign currencies. The Company enters into foreign exchange forward contracts to hedge certain monetary assets and liabilities that are exposed to foreign currency risk. The principal currencies hedged include the Canadian dollar, Euro, and British Pound. These contracts are not subject to hedge accounting, and any realized and unrealized gains or losses are recognized in income each period, offsetting the change in the U.S. dollar value of the asset or liability. The maturity dates of these instruments range from March 2014 to May 2014. As at March 1, 2014, net unrealized losses (net of premium paid) of $10 million were recorded in respect of these instruments (March 2, 2013 - net unrealized gains of $29 million). Unrealized gains associated with these contracts were recorded in other current assets and selling, marketing and administration expenses. Unrealized losses were recorded in accrued liabilities and selling, marketing and administration expenses.
The following table shows the fair values of derivative instruments that are not subject to hedge accounting on the consolidated balance sheets:

	As at
	March 1, 2014		March 2, 2013
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
Currency forward contracts - asset	Other current assets	$5	Other current assets	$44
Currency option contracts - asset	Other current assets	1	Other current assets	—
Currency forward contracts - liability	Accrued liabilities	(15)	Accrued liabilities	(14)
Currency option contracts - liability	Accrued liabilities	(1)	Accrued liabilities	(1)

The following table shows the impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operations for the year ended March 1, 2014:

	Location of Gain (Loss) Recognized in Income on Derivative Instruments	Amount of Gain (Loss) in Income on Derivative Instruments
Currency forward contracts	Selling, marketing and administration	$16
Currency option contracts	Selling, marketing and administration	11
The following table shows the impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operations for the year ended March 2, 2013:

	Location of Gain (Loss) Recognized in Income on Derivative Instruments	Amount of Gain (Loss) in Income on Derivative Instruments
Currency forward contracts	Selling, marketing and administration	$38
Currency option contracts	Selling, marketing and administration	8

Credit Risk
The Company is exposed to credit risk on derivative financial instruments arising from the potential for counterparties to default on their contractual obligations. The Company mitigates this risk by limiting counterparties to highly rated financial institutions and by continuously monitoring their creditworthiness. The Company’s exposure to credit loss and market risk will vary over time as a function of currency exchange rates. The Company measures its counterparty credit exposure as a percentage of the total fair value of the applicable derivative instruments. Where the net fair value of derivative instruments with any counterparty is negative, the Company deems the credit exposure to that counterparty to be nil. As at March 1, 2014, the maximum credit exposure to a single counterparty, measured as a percentage of the total fair value of derivative instruments with net unrealized gains, was 100% (March 2, 2013 - 29%; March 3, 2012 - 30%). As at March 1, 2014, the Company had a total credit risk exposure across all counterparties with outstanding or unsettled foreign exchange derivative instruments of nil on a notional value of $11 million (March 2, 2013 -$35 million total risk exposure on a notional value of $1.8 billion).
The Company maintains Credit Support Annexes (“CSAs”) with several of its counterparties. These CSAs require that the outstanding net position of all contracts to be made whole by the paying or receiving of collateral to or from the counterparties on a daily basis, subject to exposure and transfer thresholds. As at March 1, 2014, the Company had paid $15 million of collateral to counterparties, which approximated the fair value of those contracts. As with the derivatives recorded in an unrealized loss position, this amount is recorded in other current liabilities.
The Company is exposed to market and credit risk on its investment portfolio. The Company reduces this risk by investing in liquid, investment grade securities and by limiting exposure to any one entity or group of related entities. As at March 1, 2014, no single issuer represented more than 33% of the total cash, cash equivalents and investments (March 2, 2013 - no single issuer represented more than 22% of the total cash and cash equivalents and investments), and that issuer was the United States Department of Treasury.
Interest Rate Risk
Cash and cash equivalents and investments are invested in certain instruments of varying maturities. Consequently, the Company is exposed to interest rate risk as a result of holding investments of varying maturities. The fair value of investments, as well as the investment income derived from the investment portfolio, will fluctuate with changes in prevailing interest rates. The Company has also issued convertible debentures with a fixed interest rate. Consequently, the Company is exposed to interest rate risk as a result of the long term of the debentures. The fair value of the debentures will fluctuate with changes in prevailing interest rates. The Company does not currently utilize interest rate derivative instruments to hedge its investment portfolio.